INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PROVISION FOR FEDERAL INCOME TAXES
	Year Ended December 31,
	2021	2020
“Expected” income tax benefit	$4,826,146	$541,321
Decrease in valuation allowance	(4,826,146)	(541,321)
Income tax provision	$-	$-

SCHEDULE OF NET DEFERRED TAX ASSETS
	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$5,367,467	$541,321
Valuation allowance	(5,367,467)	(541,321)
	-	-

Net deferred tax assets	$-	$-

Convertible Promissory Note [Member]
SCHEDULE OF PENALITIES AND PREMIUM

The ONE44 Note bears interest at a rate of 4% per annum and matures on February 16, 2023. Interest must be paid in common stock. The ONE44 Note may be prepaid with the following penalties/premiums:

Prepay Date	Prepay Amount
≤ 60 days	120% of principal plus accrued interest
61-120 days	130% of principal plus accrued interest
121-150 days	140% of principal plus accrued interest
151-180 days	150% of principal plus accrued interest

Fast Capital LLC [Member] | Convertible Promissory Note [Member]
SCHEDULE OF PENALITIES AND PREMIUM

Prepay Date	Prepay Amount
On or before 30 days	115% of principal plus accrued interest
31 – 60 days	120% of principal plus accrued interest
61 – 90 days	125% of principal plus accrued interest
91 – 120 days	130% of principal plus accrued interest
121 – 150 days	135% of principal plus accrued interest
151 – 180 days	140% of principal plus accrued interest